20. Employees benefits (Details 12)	12 Months Ended
Dec. 31, 2017
Life expectation | Increase of 1 year
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 73,736
Life expectation | Decrease of 1 year
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 74,033
Unfunded plan | Discount rate | Increase of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 227,083
Unfunded plan | Discount rate | Decrease of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 267,435
Unfunded plan | Wage growth rate | Increase of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 273,937
Unfunded plan | Wage growth rate | Decrease of 1.0%
SummaryOfEmployeeBenefitsLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 235,976